Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions		12 Months Ended
		Aug. 31, 2019 CAD ($) shares	Aug. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		518,614,408
Stock options exercises, shares | shares	[1]	1,658,465	1,854,594
Number of shares, ending balance | shares		528,761,835	518,614,408
Beginning balance		$ 4,349
Stock option exercises		35	$ 42
Dividend reinvestment plan		0	0
Ending balance		$ 4,605	$ 4,349
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		22,420,064	22,420,064
Stock options exercises, shares | shares		0	0
Dividend reinvestment plan, shares | shares		0	0
Number of shares, ending balance | shares		22,372,064	22,420,064
Beginning balance		$ 2	$ 2
Stock option exercises		0	0
Dividend reinvestment plan		0	0
Ending balance		$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		484,194,344	474,350,861
Stock options exercises, shares | shares		1,658,465	1,854,594
Dividend reinvestment plan, shares | shares		8,488,962	7,988,889
Number of shares, ending balance | shares		494,389,771	484,194,344
Beginning balance		$ 4,054	$ 3,795
Stock option exercises		39	48
Dividend reinvestment plan		217	211
Class A conversions to Class B		0	0
Ending balance		$ 4,310	$ 4,054

[1]	The weighted average Class B Non-Voting Share price for the options exercised was $26.91.